Share capital and reserves (Details Narrative) - £ / shares	Apr. 04, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 11, 2025
Share Capital And Reserves
Warrants outstanding		347	294,825
Description of ratio changes in ordinary shares	Company effected a ratio change in the number of Ordinary Shares represented by ADSs from 100,000 Ordinary Shares per ADS to 500,000 Ordinary Shares per ADS. Number of warrants at December 31, 2025, reflect the impact of the ratio change.
Ordinary shares par value				£ 0.000001